Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

25. Leases

The Company leases office and laboratory facilities of 4,818 square meters at Zernikedreef in Leiden, the Netherlands, where our headquarters and our laboratories are located. The current lease agreement for these facilities terminates on June 30, 2031. The lease agreement contains no significant dismantling requirements.

The initial 10-year lease agreement for the Leiden office and laboratory facilities was accounted for as of commencement date July 1, 2020. This 10-year period was extended by 1 year to an 11-year period in December 2020. The lease contract may be extended for subsequent 5-year periods. As the Company is not reasonably certain to exercise these extension options, these are not included in the lease term.

The initially recognized lease liability and the corresponding right-of-use asset for this lease contract, on July 1, 2020, amounted to € 16,203,000 and € 16,332,000, respectively. A modification to reflect the additional 1 year lease period resulted in an increase in the carrying amounts of the lease liability and the right-of-use asset in 2020 of € 1,260,000.

Annually in June, the lease price is amended to reflect an indexation. In June 2023, the lease liability was remeasured, resulting in an increase in the carrying amounts of the lease liability and the right-of-use asset of € 1,863,000 (2022: € 592,000 and 2021: € 415,000).

The following table summarizes the relevant disclosures in relation to our leases in 2023, 2022 and 2021:

	2023	2022	2021
	(€ in thousands)	(€ in thousands)	(€ in thousands)
Depreciation charge for right-of-use assets	1,833	1,737	1,672
Interest expense on lease liabilities	774	793	835
Expense relating to short-term leases	28	94	70
Total cash outflow for leases	2,423	2,701	1,657
Additions to right-of-use assets during the period	1,863	592	536

The carrying amount of the right-of-use asset at the end of the reporting period is disclosed in Note 7 Property, Plant & Equipment.

A maturity analysis of our lease liability is included in Note 5 Financial Risk Management under (c) Liquidity risk. The total undiscounted commitment for lease agreements to which the Company had committed at December 31, 2023 amounts to € 18,511,000 (2022: € 18,646,000). This amount does not include potential commitments that may arise from contractual extension options, as the Company is not reasonably certain that any extension options will be exercised.